Summary of signifcant accounting policies	12 Months Ended
Dec. 31, 2016
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

3. Summary of Significant Accounting Policies

Principles of Consolidation and Basis of Presentation

The accompanying consolidated financial statements reflect the accounts of the Company and all of its subsidiaries in which a controlling interest is maintained. Investments in equity investees over which the Group has significant influence are accounted for using the equity method. All inter‑company balances and transactions have been eliminated in consolidation. The consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are used when accounting for amounts recorded in connection with acquisitions, including initial fair value determinations of assets and liabilities and other intangible assets as well as subsequent fair value measurements. Additionally, estimates are used in determining items such as useful lives of property, plant and equipment, write‑down of inventories, allowance for doubtful accounts, share‑based compensation, impairments of long‑lived assets, impairment of other intangible asset and goodwill, taxes on income, tax valuation allowances, revenues and cost accruals from research and development projects. Actual results could differ from those estimates.

Foreign Currency Translation

The Group’s functional currency is Renminbi (“RMB”) but the presentation currency is U.S. dollar (“US$”). The financial statements of the Company’s subsidiaries with a functional currency other than the US$ have been translated into the Company’s reporting currency, the US$. All assets and liabilities of the subsidiaries are translated using year‑end exchange rates and revenues and expenses are translated at average exchange rates for the year. Translation adjustments are reflected in accumulated other comprehensive income in shareholders’ equity.

Net foreign currency exchange losses of US$109,000, US$79,000 and US$480,000 were recorded in other expense for the years ended December 31, 2016, 2015 and 2014 respectively.

Cash and Cash Equivalents

The Group considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. Cash and cash equivalents consist primarily of cash on hand and demand deposits and are stated at cost, which approximates fair value.

Short‑term Investments

Short‑term investments include deposits placed with banks with original maturities of more than three months but less than one year.

Concentration of Credit Risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, short‑term investments, accounts receivable, other receivables and amounts due from related parties.

The Group places substantially all of its cash and cash equivalents and short‑term investments in major financial institutions, which management believes are of high credit quality. The Group has practice to limit the amount of credit exposure to any particular financial institution.

The Group has no significant concentration of credit risk. The Group has policies in place to ensure that sales of goods are made to customers with an appropriate credit history and the Group performs periodic credit evaluations of its customers. Normally the Group does not require collateral from trade debtors.

Foreign Currency Risk

The Group’s operating transactions and its assets and liabilities are mainly denominated in RMB, which is not freely convertible into foreign currencies. The Group’s cash and cash equivalents are subject to such government controls. The value of the RMB is subject to changes by the central government policies and international economic and political developments that affect the supply and demand of RMB in the foreign exchange market. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (the “PBOC”). Remittances in currencies other than RMB by the Group in the PRC must be processed through the PBOC or other PRC foreign exchange regulatory bodies which require certain supporting documentation in order to effect the remittance.

Fair Value of Financial Instruments

Financial instruments that are measured at fair value is determined according to a fair value hierarchy that prioritizes the inputs and assumptions used, and the valuation techniques used to measure fair value. The three levels of the fair value hierarchy are described as follows:

Level 1	Inputs are unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2

Inputs are quoted prices for similar assets or liabilities in active markets; or quoted prices for identical or similar instruments in markets that are not active; and model‑derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3

Inputs are unobservable inputs based on the Group’s assumptions and valuation techniques used to measure assets or liabilities at fair value. The inputs require significant management judgment or estimation.

The assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of assets and liabilities and their placement within the fair value hierarchy levels.

The fair value of assets and liabilities is established using the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and a fair value hierarchy is established based on the inputs used to measure fair value.

Goodwill

Goodwill represents the excess of the purchase price plus fair value of non‑controlling interests over the fair value of identifiable assets and liabilities acquired. Goodwill is not amortized, but is tested for impairment at the reporting unit level on at least an annual basis or when an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. When performing an evaluation of goodwill impairment, the Group has the option to first assess qualitative factors, such as significant events and changes to expectations and activities that may have occurred since the last impairment evaluation, to determine if it is more likely than not that goodwill might be impaired. If as a result of the qualitative assessment, that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, the two‑step quantitative fair value test is performed. No impairment of goodwill occurred in the years presented.

Property, Plant and Equipment

Property, plant and equipment consist of buildings, leasehold improvements, plant and equipment, furniture, fixtures, other equipment and motor vehicles. Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight‑line method over the estimated useful lives of the depreciable assets.

Buildings	20 years
Plant and equipment	10 years
Furniture and fixtures, other equipment and motor vehicles	4-5 years
Leasehold improvements	Shorter of (a) 5 years or (b) remaining term of lease

Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in the consolidated statements of operations in the year of disposition. Additions and improvements that extend the useful life of an asset are capitalized. Repairs and maintenance costs are expensed as incurred.

Impairment of Long‑Lived Assets

The Group evaluates the recoverability of long‑lived assets in accordance with authoritative guidance on accounting for the impairment or disposal of long‑lived assets. The Group evaluates long‑lived assets for impairment whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable. If such indicators exist, the first step of the impairment test is performed to assess if the carrying value of the net assets exceeds the undiscounted cash flows of the assets. If yes, then the second step of the impairment test is performed in order to determine if the carrying value of the net assets exceeds the fair value. If yes, impairment is recognized for the excess.

Leasehold Land

Leasehold land represents fees paid to acquire the right to use the land on which various plants and buildings are situated for a specified period of time from the date the respective right was granted and are stated at cost less accumulated amortization and impairment loss, if any. Amortization is computed using straight‑line basis over the lease period of 50 years.

Other Intangible Assets

Other intangible assets with finite useful lives are carried at cost less accumulated amortization and impairment loss, if any. Amortization is computed using straight‑line basis over the estimated useful lives of the assets.

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined using the weighted average cost method. The cost of finished goods comprises raw materials, direct labor, other direct costs and related production overheads (based on normal operating capacity). Net realizable value is the estimated selling price in the ordinary course of business, less applicable variable selling expenses. A provision for excess and obsolete inventory will be made based primarily on forecast of product demand and production requirements. The excess balance determined by this analysis becomes the basis for excess inventory charge and the written‑down value of the inventory becomes its cost. Written‑down inventory is not written up if market conditions improve.

Accounts Receivable

Accounts receivable are stated at the amount management expects to collect from customers based on their outstanding invoices. Management reviews accounts receivable regularly to determine if any receivable will potentially be uncollectible. Estimates are used to determine the amount of allowance for doubtful accounts necessary to reduce accounts receivable to its estimated net realizable value. The amount of the allowance for doubtful accounts is recognized in the consolidated statements of operations.

Research and Development Expenses

Research and development expenses consist primarily of salaries and benefits, share‑based compensation, materials and supplies, contracted research, consulting arrangements and other expenses incurred to sustain the Group’s research and development programs. Research and development costs are expensed as incurred.

Operating Leases

Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight‑line basis over the period of the leases.

Total operating lease rentals for buildings for the years ended December 31, 2016, 2015 and 2014 amounted to US$1,838,000,  US$1,426,000 and US$810,000 respectively. Out of this total, US$524,000,  US$237,000 and nil were recorded in research and development expenses for the years ended December 31, 2016, 2015 and 2014 respectively and US$1,314,000,  US$1,189,000 and US$810,000 were recorded in administrative expenses for the years ended December 31, 2016, 2015 and 2014 respectively.

Income Taxes

The Group accounts for income taxes under the liability method. Under the liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and income tax bases of assets and liabilities and are measured using the tax income rates that will be in effect when the differences are expected to reverse. A valuation allowance is recorded when it is more likely than not that some of the net deferred income tax asset will not be realized.

The Group accounts for a tax position from an uncertain tax position in the consolidated financial statements only if it is more likely than not that the position is sustainable based on its technical merits and consideration of the relevant tax authority’s widely understood administrative practices and precedents. If the recognition threshold is met, the Group records only the portion of the tax position that is greater than 50 percent likely to be realized.

Borrowings

Borrowings are recognized initially at fair value, net of debt issuance costs incurred. Borrowings are subsequently stated at amortized cost; any difference between the proceeds (net of debt issuance costs) and the redemption value is recognized in the consolidated statements of operations over the period of the borrowings using the effective interest method.

The Group has adopted Accounting Standards Update (“ASU”) 2015-03, Interest-Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs on January 1, 2016.  This guidance requires debt issuance costs to be presented in the consolidated balance sheets as a direct deduction from the carrying value of the associated debt liability. The Group has applied the guidance retrospectively; accordingly, the consolidated balance sheet as of December 31, 2015 has been adjusted by a reclassification from other receivables, prepayments and deposits to long-term bank borrowings for US$155,000.

Defined Contribution Plans

The Company’s subsidiaries in the PRC participate in a government‑mandated multi‑employer defined contribution plan pursuant to which certain retirement, medical and other welfare benefits are provided to employees. The relevant labor regulations require the Company’s subsidiaries in the PRC to pay the local labor and social welfare authority’s monthly contributions at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant local labor and social welfare authorities are responsible for meeting all retirement benefits obligations and the Company’s subsidiaries in the PRC have no further commitments beyond their monthly contributions. The contributions to the plan are expensed as incurred.

The Group also makes payments to other defined contribution plans for the benefit of employees employed by subsidiaries outside the PRC. The defined contribution plans are generally funded by the relevant companies and by payments from employees of the contribution plans.

The Group’s contributions to defined contribution plans for the years ended December 31, 2016, 2015 and 2014 amounted to US$2,286,000,  US$1,653,000 and US$1,370,000 respectively.

Share‑Based Compensation

Share options

The Group recognizes share‑based compensation expense on share options granted to employees and directors based on their estimated grant date fair value using the Binomial model. This Binomial pricing model uses various inputs to measure fair value, including estimated market value of the underlying ordinary share at the grant date, contractual terms, estimated volatility, risk‑free interest rates and expected dividend yields. The Group recognizes share‑based compensation expense, net of estimated forfeitures, in the consolidated statements of operations on a graded vesting basis over the requisite service period. The Group applies an estimated forfeiture rate derived from historical and expected future employee termination behavior. If the actual number of forfeitures differs from those estimated by management, adjustments to compensation expense may be required in future periods.

For share options granted to non‑employees, the fair value of the share options is estimated using the Binomial model. This model utilizes the estimated market value of the Company’s underlying ordinary share at the measurement date, the contractual terms, estimated volatility, risk‑free interest rates and expected dividend yields. Measurement of share‑based compensation is subject to periodic adjustment for changes in the fair value of the award. The Company recognizes share‑based compensation expense, net of estimated forfeitures, in the consolidated statements of operations on graded vesting basis over the requisite service period.

Share options are classified as equity-settled awards. Share‑based compensation expense, when recognized, is charged to the consolidated statements of operations with the corresponding entry to additional paid‑in capital.

Long‑term Incentive Scheme

The Long‑Term Incentive Plan (“LTIP”) is recognized as a liability in the consolidated balance sheets before the determination date (i.e. the date when the achievement of the non-market performance conditions are known, being one business day following the publication of the annual report for the financial year to which the award relates). Before the determination date, the LTIP are classified as liability-settled awards as they settle in a variable number of shares based on a fixed monetary amount, which is determined upon the actual achievement of performance target. After the determination date, the LTIP are classified as equity‑settled awards. The amounts previously recorded as a  liability will be transferred to additional paid‑in capital.

The Group recognizes the expense, net of estimated forfeitures, on the LTIP based on a fixed monetary amount on a straight‑line basis over the requisite period. The Group applies an estimated forfeiture rate derived from historical and expected future employee termination behavior. If the actual number of forfeitures differs from those estimated by management, adjustments to compensation expense may be required in future periods. Prior to the determination date, the amount of LTIP that are expected to vest also takes into consideration the achievement of the non‑market performance conditions and the extent to which the performance conditions are likely to be met.

Treasury Shares

The Company accounts for treasury shares under the cost method. As of December 31, 2016 and 2015, the carrying amount of treasury shares is approximately US$2,390,000 and US$1,786,000 respectively, and the number of treasury shares is 62,921 and 40,655 respectively. The treasury shares were purchased for the purpose of the LTIP as disclosed in Note 22(iii). The Company expects to repurchase ordinary shares amounting to approximately US$1,045,000 during 2017, based on the estimated achievement of the LTIP’s non-market performance conditions.

Ordinary Shares

The Company’s ordinary shares are stated at par value of US$1.00 per ordinary share. The difference between the consideration received, net of issuance cost, and the par value is recorded in additional paid‑in capital.

Convertible Preferred Shares

When the Company or its subsidiaries issue preferred shares, the Group assesses whether such instruments should be liability, mezzanine equity, or permanent equity classified based on multiple indicators such as redemption features, conversion features, voting rights and other embedded features. Freestanding equity instruments with mandatory redemption requirements, embodies an obligation to repurchase the issuer’s equity shares by transferring assets, or certain obligations to issue a variable number of shares, are treated as liability‑classified instruments. Equity instruments that are redeemable at the option of the holder or not solely within the Group’s control are classified as mezzanine equity of the issuer entity (and redeemable non‑controlling interests of the consolidated financial statements of the Group if preferred shares are issued by its subsidiaries). Subsequent measurements of financing instruments are driven by the instruments’ balance sheet classification.

The Group also reviews the terms of each convertible instrument and determines whether the host instrument is more akin to debt or equity based on the economic characteristics and risks in order to evaluate if there were any embedded features which would require bifurcation and separate accounting from the host contract. For embedded conversion features that are not required to be separated, the Group analyzes the accounting conversion price and the Company’s share price at the commitment date to identify any beneficial conversion features.

For any amendment to the terms of  the preferred shares not classified as liabilities, the Group assesses whether the amendment is an extinguishment or a modification using the fair value model. The Group considers a significant change in fair value immediately after the amendment to be substantive and thus triggers extinguishment. A change in fair value which is not significant immediately after the amendment is considered non‑substantive and thus is subject to modification accounting. When preferred shares are extinguished, the difference between the fair value of the consideration transferred to the preferred shareholders and the carrying amount of such preferred shares (net of issuance costs) is treated as a deemed dividend to the preferred shareholders. When preferred shares are modified and such modification results in a  value transfer between preferred shareholders and ordinary shareholders, the change in fair value resulting from the amendment is treated as a deemed dividend to or from the preferred shareholders.

Government Incentives

Incentives from governments are recognized at their fair values. Government incentives that are received in advance are deferred and recognized in the consolidated statements of operations over the period necessary to match them with the costs that they are intended to compensate. Government incentives in relation to the achievement of stages of research and development projects are recognized in the consolidated statements of operations when amounts have been received and all attached conditions have been complied. Non-refundable incentives received without any further obligations or conditions attached are recognized immediately to the consolidated statements of operations.

Segment Reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief executive officer who is the Group’s  chief operating decision maker.

The chief operating decision maker reviews the Group’s internal reporting in order to assess performance, allocate resources and determined that the Group’s reportable segments are as disclosed in Note 1.

Revenue Recognition

Sales of goods—wholesale

Revenue from our Commercial Platform segments are recognized when goods are delivered and title passes to the customer and there are no further obligations to the customer. Recognition of revenue also requires reasonable assurance of collection of sales proceeds and completion of all performance obligations. Sales discounts are issued to customers as direct discounts at the point‑of‑sale or indirectly in the form of rebates. Additionally, sales are generally made with a limited right of return under certain conditions. Revenues are recorded net of provisions for sales discounts and returns.

Revenues from research and development projects

The Group recognizes revenue for the performance of services when each of the following four criteria are met: (i) persuasive evidence of an arrangement exists; (ii) services are rendered; (iii) the sales price is fixed or determinable; and (iv) collectability is reasonably assured.

The Group follows Accounting Standard Codification (“ASC”) 605‑25, Revenue Recognition—Multiple‑Element Arrangements and ASC 808, Collaborative Arrangements, if applicable, to determine the recognition of revenue under the Group’s license and collaborative research, development and commercialization agreements. The terms of these agreements generally contain multiple elements, or deliverables, which may include (i) licenses to the Group’s intellectual property, (ii) materials and technology, (iii) clinical supply, and/or (iv) participation in joint research or joint steering committees. The payments the Group may receive under these arrangements typically include one or more of the following: non‑refundable, upfront license fees; funding of research and/or development efforts; amounts due upon the achievement of specified milestones; and/or royalties on future product sales.

ASC 605‑25 provides guidance relating to the separability of deliverables included in an arrangement into different units of accounting and the allocation of arrangement consideration to the units of accounting. The evaluation of multiple‑element arrangements requires management to make judgments about (i) the identification of deliverables, (ii) whether such deliverables are separable from the other aspects of the contractual relationship, (iii) the estimated selling price of each deliverable, and (iv) the expected period of performance for each deliverable.

To determine the units of accounting under a multiple‑element arrangement, management evaluates certain separation criteria, including whether the deliverables have stand‑alone value, based on the relevant facts and circumstances for each arrangement. Management then estimates the selling price for each unit of accounting and allocates the arrangement consideration to each unit utilizing the relative selling price method. The Company determines the estimated selling price for deliverables within each agreement using vendor‑specific objective evidence (“VSOE”) of selling price, if available, or third party evidence of selling price if VSOE is not available, or the Company’s best estimate of selling price, if neither VSOE nor third party evidence is available. Determining the best estimate of selling price for a deliverable requires significant judgment. The Company typically uses its best estimate of a selling price to estimate the selling price for licenses to do development work, since it often does not have VSOE or third party evidence of selling price for these deliverables. In those circumstances where the Company applies its best estimate of selling price to determine the estimated selling price of a license to development work, it considers market conditions as well as entity‑specific factors, including those factors contemplated in negotiating the agreements as well as internally developed estimates that include assumptions related to the market opportunity, estimated development costs, probability of success and the time needed to commercialize a product candidate pursuant to the license. In validating its best estimate of selling price, the Company evaluates whether changes in the key assumptions used to determine its best estimate of selling price will have a significant effect on the allocation of arrangement consideration between deliverables. The Company recognizes consideration allocated to an individual element when all other revenue recognition criteria are met for that element.

The allocated consideration for each unit of accounting is recognized over the related obligation period in accordance with the applicable revenue recognition criteria.

If there are deliverables in an arrangement that are not separable from other aspects of the contractual relationship, they are treated as a combined unit of accounting, with the allocated revenue for the combined unit recognized in a manner consistent with the revenue recognition applicable to the final deliverable in the combined unit. Payments received prior to satisfying the relevant revenue recognition criteria are recorded as unearned revenue in the accompanying balance sheets and recognized as revenue when the related revenue recognition criteria are met.

The Group typically receives non‑refundable, upfront payments when licensing the Group’s intellectual property, which often occurs in conjunction with a research and development agreement. If management believes that the license to the Group’s intellectual property has stand‑alone value, the Group generally recognizes revenue attributed to the license upon delivery provided that there are no future performance requirements for use of the license. When management believes that the license to the Group’s intellectual property does not have stand‑alone value, the Group would recognize revenue attributed to the license rateably over the contractual or estimated performance period. For payments payable on achievement of milestones that do not meet all of the conditions to be considered substantive, the Group recognizes a portion of the payment as revenue when the specific milestone is achieved, and the contingency is removed. Other contingent event‑based payments for which payment is either contingent solely upon the passage of time or the result of collaborator’s performance are recognized when earned. The Company’s collaboration and license agreements generally include contingent milestone payments related to specified pre‑clinical research and development milestones, clinical development milestones, regulatory milestones and sales‑based milestones. Pre‑clinical research and development milestones are typically payable upon the selection of a compound candidate for the next stage of research and development. Clinical development milestones are typically payable when a product candidate initiates or advances in clinical trial phases or achieves defined clinical events such as proof‑of‑concept. Regulatory milestones are typically payable upon submission for marketing approval with regulatory authorities or upon receipt of actual marketing approvals for a compound, approvals for additional indications, or upon the first commercial sale. Sales‑based milestones are typically payable when annual sales reach specified levels.

At the inception of each arrangement that includes milestone payments, the Company evaluates whether each milestone is substantive and at risk to both parties on the basis of the contingent nature of the milestone. This evaluation includes an assessment of whether (a) the consideration is commensurate with either (i) the entity’s performance to achieve the milestone or (ii) the enhancement of the value of the delivered item(s) as a result of a specific outcome resulting from the entity’s performance to achieve the milestone; (b) the consideration relates solely to past performance; and (c) the consideration is reasonable relative to all of the deliverables and payment terms within the arrangement. The Company evaluates factors such as the scientific, regulatory, commercial and other risks that must be overcome to achieve the respective milestone, the level of effort and investment required to achieve the respective milestone and whether the milestone consideration is reasonable relative to all deliverables and payment terms in the arrangement in making this assessment.

For further details on the license and collaboration agreements, refer to Note 23.

Interest Income

Interest generated from cash and cash equivalents and short-term investments are recorded over the period earned. It is recorded in interest income on the consolidated statements of operations and measured based on the actual amount of interest the Group earns.

Comprehensive Income/(Loss)

Comprehensive income/(loss) is defined as the change in equity of a business enterprise during a period from transactions, and other events and circumstances from non‑owner sources, and currently consists of net income and gains and losses on foreign currency translation related to the Company’s subsidiaries.

Earnings/(Losses) per Share

Basic earnings/(losses) per share is computed by dividing net income/(loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Weighted average number of ordinary shares outstanding during the period excludes treasury shares.

Diluted earnings/(losses) per share is calculated by dividing net income/(loss) attributable to ordinary shareholders by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. Dilutive ordinary share equivalents include shares and treasury shares issuable upon the exercise or settlement of share‑based awards issued by the Company and its subsidiaries using the treasury stock method and the ordinary shares issuable upon the conversion of the preferred shares issued by its subsidiary, Hutchison MediPharma Holdings Limited (“HMHL”), using the if‑converted method.

The computation of diluted earnings/(losses) per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti‑dilutive effect.

In determining the impact from share‑based awards and convertible preferred shares issued by HMHL, the Company first calculates the diluted earnings per share at HMHL and includes in the numerator of consolidated earnings/(losses) per share the amount based on the diluted earnings/(losses) per share of HMHL multiplied by the number of shares owned by the Company.

In addition, periodic accretion on preferred shares of HMHL (Note 20) is recorded as deductions to consolidated net income/(loss) to arrive at net income/(loss) attributable to ordinary shareholders of the Company for purposes of calculating the consolidated basic earnings/(losses) per share.

Discontinued Operations

A discontinued operation is a component of the Group’s business, the operations and cash flows of which can be clearly distinguished from the rest of the Group and which represents a separate major line of business or geographic area of operations, or is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations, or is a subsidiary acquired exclusively with a view to resale.

When an operation is classified as discontinued, a single amount is presented in the consolidated statements of operations, which comprises the post‑tax profit or loss of the discontinued operation.

Profit Appropriation and Statutory Reserves

The Group’s subsidiaries established in the PRC are required to make appropriations to certain non‑distributable reserve funds.

In accordance with the laws applicable to the Foreign Investment Enterprises established in the PRC, the Group’s subsidiaries registered as wholly‑owned foreign enterprise have to make appropriations from its after‑tax profit (as determined under generally accepted accounting principles in the PRC (“PRC GAAP”) to reserve funds including general reserve fund, the enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after‑tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company. Appropriation to the enterprise expansion fund and staff bonus and welfare fund is made at the company’s discretion.

The use of the general reserve fund, enterprise expansion fund, statutory surplus reserve and discretionary surplus fund are restricted to the offsetting of losses or increases the registered capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to employees and for the collective welfare of employees. All these reserves are not allowed to be transferred to the company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

For the years ended December 31, 2016, 2015 and 2014, profit appropriation to statutory funds for the Group’s entities incorporated in the PRC was approximately US$15,000,  US$24,000 and US$25,000 respectively. No appropriation to other reserves was made for any of the years presented.

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU 2014‑09, Revenue from Contracts with Customers (Topic 606), to clarify the principles of recognizing revenue and create common revenue recognition guidance between U.S. GAAP and International Financial Reporting Standards (“IFRS”). In 2016, the FASB further issued ASU 2016-08 Principal versus Agent Considerations, ASU 2016-10 Identifying Performance Obligations and Licensing and ASU 2016-12 Narrow-Scope Improvements and Practical Expedients to amend the new revenue standard and address implementation issues of ASU 2014-09. An entity has the option to apply the provisions of ASU 2014‑09 either retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of initially applying this standard recognized at the date of initial application. ASU 2014‑09 is effective for fiscal years and interim periods within those years beginning after December 15, 2017, and early adoption is permitted but not earlier than the original effective date of December 15, 2016. The new standard supersedes U.S. GAAP guidance on revenue recognition and requires the use of more estimates and judgements than the current standards. It also requires additional disclosures.

While the Group is continuing to assess all potential impact of the new guidance, it currently expects the most material impact will relate to the license and collaboration agreements in the Innovation Platform. Refer to Note 23 for a description of the Group’s license and collaboration agreements. Based on the Group’s preliminary analysis, the following are some of the key areas of potential difference between the new and current guidance:

•

The Group has identified the various deliverables in its license and collaboration agreements under existing guidance (ASC 605). The new guidance introduces the term “distinct” to describe separate deliverables. One of the key considerations under the new guidance is to assess whether the services are considered “distinct” in the context of the contract. The Group is in the process of assessing how the new guidance would impact the identification of separate deliverables.

•

An agreement contains an option to expand the license into other territories. The Group did not identify the option as a separate deliverable under existing guidance. The new guidance contains specific guidance on options that treat them as a material right if the customer would not otherwise receive them without entering into the arrangement. The Group is in the process of assessing how the new guidance would impact the accounting for the option.

•

Royalty revenues are based on future sales. Under existing guidance, royalty revenue is recognized as the future sales occur. However, under the new guidance royalties are considered variable consideration, which are required to be estimated unless the criteria for a different pattern of recognition are met. The Group is in the process of assessing the timing and method of recognition of royalties.

•

The Group currently uses the milestone method to recognize substantive milestones related to research and development service deliverables. This results in more one-time recognition of revenue when such milestones are achieved. This method may not be acceptable under the new guidance; therefore, research and development services deliverables, which are transferred to the customer over time, will likely be recognized using a measure of progress such as costs incurred. The objective when measuring progress is to depict the Group’s performance in transferring control of research and development services promised to a customer (that is, satisfaction of the Group’s performance obligation). Moreover, the milestone payments would be regarded as variable consideration and included in the transaction price when considered highly probable that these would not reverse in future. The Group is in the process of assessing how the new guidance shall be applied to milestone payments.

•

The license and collaboration agreements allow certain costs incurred by the Group to be reimbursed. The Group’s current accounting policy is to concurrently recognize the revenue and related costs as they are incurred. The Group is in the process of assessing how the new guidance would impact the accounting for costs reimbursements.

For sales of goods in the Commercial Platform, while the Group is continuing to evaluate the impact, it expects there will not be a material impact to the timing of revenue recognition under the new guidance. The Group expects the timing of revenue recognition will be at the point when the goods have transferred to the customer and the customer obtains control of the goods as evidenced by delivery of the product, transfer of title and when no further obligations to the customer remain.

The Group is continuing to evaluate the impact in other areas and the method of adoption of ASU 2014-09 and related amendments and disclosures. While the Group is in the process of assessing the transition method, it expects to adopt the new standard using the modified retrospective method in fiscal 2018.

In November 2015, the FASB issued ASU 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes. ASU 2015-17 simplifies the presentation of deferred income taxes, which require the deferred tax liabilities and assets be classified as noncurrent in a classified balance sheet. ASU 2015-17 is effective for fiscal years and interim periods within those years beginning after December 15, 2016. The Group has adopted ASU 2015-17 on January 1, 2017 and all current deferred tax liabilities and assets are reclassified to noncurrent. This guidance impacts the presentation of the Group's consolidated balance sheets only, and prior periods will not be retrospectively adjusted.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10) - Recognition and Measurement of Financial Assets and Financial Liabilities.  ASU 2016-01 makes a number of changes to the accounting for equity investments and financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments.  It also simplifies the impairment assessment of equity investments without readily determinable fair values by requiring assessment for impairment qualitatively at each reporting period.  ASU 2016-01 is effective for fiscal years and interim periods within those years beginning after December 15, 2017. Early adoption of this particular guidance from ASU 2016-01 is not permitted. The Group does not expect this updated standard to have a material impact on the consolidated financial statements and associated disclosures.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The core principle of Topic 842 is that a lessee should recognize the assets and liabilities that arise from leases.  A lessee should recognize in the balance sheet a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities.  If a lessee makes this election, it should recognize lease expense for such leases generally on a straight-line basis over the lease term. ASU 2016-02 is effective for fiscal years and interim periods within those years beginning after December 15, 2018. Early adoption is permitted. The Group is currently evaluating the method of adoption and the impact ASU 2016-02 will have on the Group’s consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting.  ASU 2016-09 involves several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statements of cash flows.  ASU 2016-09 is effective for fiscal years and interim periods within those years beginning after December 15, 2016.  The Group does not expect ASU 2016-09 to have a material impact to the Group’s consolidated financial statements.

In October 2016, the FASB issued ASU 2016-16, Income Taxes: Intra-Entity Transfers of Assets Other Than Inventory (Topic 740). This standard will require entities to recognize the income tax consequences of intra-entity transfers of assets other than inventory at the time of transfer. This standard requires a modified retrospective approach to adoption. ASU 2016-16 is effective for fiscal years and interim periods within those years beginning after December 31, 2018. The Group does not expect ASU 2016-16 to have a material impact to the Group’s consolidated financial statements.

In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which revises the definition of a business. To be considered a business, an acquisition would have to include an input and a substantive process that together significantly contribute to the ability to create outputs. To be a business without outputs, there will now need to be an organized workforce. ASU 2017-01 is effective for fiscal years and interim periods within those years beginning after December 15, 2018. The Group currently does not expect ASU 2017-01 to have a material impact to the Group’s consolidated financial statements, but will apply the guidance upon adoption to business acquisitions, disposals and segment changes, if any.

In January 2017, the FASB issued ASU 2017-04, Intangibles—Goodwill and Other (Topic 350), to simplify the accounting for goodwill impairment. The guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. All other goodwill impairment guidance will remain largely unchanged. ASU 2017-04 is effective for fiscal years and interim periods within those years beginning after December 15, 2019. The Group shall apply the guidance upon adoption to its annual goodwill impairment assessments.

Other amendments that have been issued by the FASB or other standards‑setting bodies that do not require adoption until a future date are not expected to have a material impact on the Group’s consolidated financial statements upon adoption.